Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Income taxes paid (refund)	$ 1,921	$ 1,993	$ 1,809
Income taxes paid (refund), classified as investing activities			139
Income taxes paid (refund), classified as operating activities	1,833	1,876	1,506
Discontinued operations
Statement [line items]
Income taxes paid (refund), classified as investing activities	$ 88	79
Income taxes paid (refund), classified as operating activities		$ 38	$ 164